Fair Value Measurements - Changes in balances of Level 3 financial liabilities carried at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	$ (1,759)		$ (1,369)		$ (1,160)
Total realized/unrealized gains (losses) included in Net income	(589)		(211)		(17)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0		0		0
Purchases and issuances	(300)		(277)		(257)
Sales and settlements	106		98		65
Transfers into Level 3	0		0		0
Transfers out of Level 3	0		0		0
Financial liabilities, Ending Balance	(2,542)		(1,759)		(1,369)
Embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	(1,759)		(1,369)		(1,160)
Total realized/unrealized gains (losses) included in Net income	(589)	[1]	(211)	[2]	(17)	[3]
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0		0		0
Purchases and issuances	(300)		(277)		(257)
Sales and settlements	106		98		65
Transfers into Level 3	0		0		0
Transfers out of Level 3	0		0		0
Financial liabilities, Ending Balance	$ (2,542)		$ (1,759)		$ (1,369)

[1]	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $25 million in 2017.
[2]	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.
[3]	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.